FORM 13F COVER PAGE

Report for the Calendar Quarter ended: June 30,2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      July 16, 2009


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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
                                                     Wright Private Asset Management
                                                                 FORM 13F
                                                                 30-Jun-09

                                                       Form 13F Information Table                            Voting Authority
                                 Title                 --------------------------                       ------------------------
                                   of                        Value    Shares/   Sh/  Put  Invstmt Other
Name Of Issuer                   Class        CUSIP         (x$1000)  Prn Amt   Prn  Call Dscretn Mgrs    Sole  Shared    None
-------------------------        -----       ---------    ---------- --------  ----- ---- ------- ----- ------- -------  --------


COMMON STOCK
------------
AT&T Inc                          COM        00206r102         736     29,618     SH       SOLE          26,636     0      2,982
American Express Co.              COM        025816109         210      9,035     SH       SOLE           8,800     0        235
Apple Computer  Inc               COM        037833100         243      1,705     SH       SOLE           1,565     0        140
Bank Of America Corp              COM        060505104         187     14,179     SH       SOLE          13,744     0        435
Bank of New York Mellon Corp      COM        064058100         208      7,095     SH       SOLE           6,875     0        220
Caterpillar Inc                   COM        149123101         207      6,265     SH       SOLE           5,740     0        525
Chevron Corp                      COM        166764100         753     11,370     SH       SOLE          10,235     0      1,135
Cisco System Inc                  COM        17275r102         348     18,673     SH       SOLE          16,803     0      1,870
Coca Cola Co.                     COM        191216100         312      6,495     SH       SOLE           5,495     0      1,000
Computer Sciences Corp            COM        205363104         273      6,155     SH       SOLE           5,925     0        230
Costco Wholesale Corp             COM        22160k105         285      6,215     SH       SOLE           5,495     0        720
Exelon Corp                       COM        30161n101         387      7,565     SH       SOLE           7,320     0        245
Exxon Mobil Corp                  COM        30231g102         794     11,363     SH       SOLE          11,030     0        333
General Electric Co.              COM        369604103         183     15,620     SH       SOLE          14,635     0        985
Hewlett-Packard Co.               COM        428236103         540     13,981     SH       SOLE          13,581     0        400
Honeywell Intl Inc                COM        438516106         246      7,825     SH       SOLE           7,320     0        505
I B M                             COM        459200101         601      5,760     SH       SOLE           5,225     0        535
Illinois Tool Works               COM        452308109         209      5,585     SH       SOLE           5,400     0        185
Intel Corp                        COM        458140100         372     22,477     SH       SOLE          21,722     0        755
JP Morgan Chase & Co.             COM        46625h100         463     13,570     SH       SOLE          12,350     0      1,220
Johnson & Johnson                 COM        478160104         600     10,571     SH       SOLE           9,305     0      1,266
McDonalds Corp                    COM        580135101         596     10,365     SH       SOLE          10,060     0        305
Medtronic Inc                     COM        585055106         346      9,916     SH       SOLE           9,015     0        901
Metlife Inc                       COM        59156r108         282      9,405     SH       SOLE           9,085     0        320
Microsoft Corp                    COM        594918104         555     23,339     SH       SOLE          20,909     0      2,430
Molson Coors Brewing Co-B         COM        60871r209         250      5,895     SH       SOLE           5,675     0        220
Nike Inc Cl B                     COM        654106103         210      4,050     SH       SOLE           3,910     0        140
Pepsico Inc                       COM        713448108         406      7,388     SH       SOLE           6,675     0        713
Pfizer Inc                        COM        717081103         410     27,341     SH       SOLE          25,630     0      1,711
Procter & Gamble                  COM        742718109         417      8,165     SH       SOLE           6,820     0      1,345
Schlumberger Ltd                  COM        806857108         389      7,180     SH       SOLE           6,970     0        210
Sigma-Aldrich                     COM        826552101         276      5,568     SH       SOLE           5,415     0        153
Target Corp                       COM        87612e106         347      8,785     SH       SOLE           8,535     0        250
Total System Services, Inc.       COM        891906109       3,607    269,376     SH       SOLE         269,376     0
US Bancorp (New)                  COM        902973304         249     13,915     SH       SOLE          13,430     0        485
United Technologies               COM        913017109         392      7,535     SH       SOLE           6,905     0        630
Wellpoint Inc                     COM        94973v107         232      4,550     SH       SOLE           4,400     0        150
Wells Fargo Company               COM        949746101         307     12,640     SH       SOLE          12,215     0        425
                                                           ---------
 Total Common Stock                                         17,426
                                                           ---------
GRAND TOTAL                                                 17,426
                                                           =========

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   38
Form 13F Information Table Value Total:              $17,426



List of Other Included Managers:            NONE